Shareholder Fees - VIPInvestmentGradeBondPortfolio-InvestorPRO	Apr. 30, 2025 USD ($)
VIPInvestmentGradeBondPortfolio-InvestorPRO | VIP Investment Grade Bond Portfolio
Shareholder Fees:
(fees paid directly from your investment)